Income Taxes, Uncertain Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019
Gross Unrecognized Tax Benefits [Roll Forward]
Beginning unrecognized tax benefits	$ 165	$ 74
Gross increases - tax positions in prior periods	13	2
Gross decreases - tax positions in prior periods	(12)	0
Gross increases - current period tax positions	0	6
Gross increases - from RPC acquisition	7	88
Settlements	(1)	(1)
Lapse of statue of limitations	(4)	(4)
Ending unrecognized tax benefits	168	$ 165
Unrecognized tax benefits that would affect effective tax rate if recognized	161
Interest and penalties accrued for uncertain tax positions	$ 40